Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Decommisionning and Other Provisions

	$ million
	Decommissioning and restoration		Legal	Environmental	Redundancy	Other	Total
At January 1, 2018
Current	817		423	287	758	1,180	3,465
Non-current	19,767		1,095	1,218	560	2,326	24,966
	20,584		1,518	1,505	1,318	3,506	28,431
Additions	418		196	191	535	1,070	2,410
Amounts charged against provisions	(497)		(200)	(212)	(504)	(887)	(2,300)
Accretion expense	755		17	17	15	48	852
Disposals	(1,781)	[A]	(14)	(11)	(3)	(49)	(1,858)
Remeasurements and other movements	(1,065)		(47)	(130)	(367)	(122)	(1,731)
Currency translation differences	(481)		(10)	(22)	(35)	(64)	(612)
	(2,651)		(58)	(167)	(359)	(4)	(3,239)
At December 31, 2018
Current	876		213	264	491	1,815	3,659
Non-current	17,057		1,247	1,074	468	1,687	21,533
	17,933		1,460	1,338	959	3,502	25,192
At January 1, 2017
Current	797		500	296	831	1,360	3,784
Non-current	24,368		1,066	1,186	564	2,434	29,618
	25,165		1,566	1,482	1,395	3,794	33,402
Additions	1,168		390	496	756	988	3,798
Amounts charged against provisions	(491)		(327)	(173)	(618)	(1,207)	(2,816)
Accretion expense	897		61	20	13	47	1,038
Disposals	(2,807)		(2)	(4)	(18)	(71)	(2,902)
Remeasurements and other movements	(4,245)		(190)	(352)	(301)	(178)	(5,266)
Currency translation differences	897		20	36	91	133	1,177
	(4,581)		(48)	23	(77)	(288)	(4,971)
At December 31, 2017
Current	817		423	287	758	1,180	3,465
Non-current	19,767		1,095	1,218	560	2,326	24,966
	20,584		1,518	1,505	1,318	3,506	28,431

[A] Mainly related to disposal of interests in New Zealand and Thailand.